Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization and Description of Business
Organization and Description of Business

1. Organization and Description of Business

Organization

Humacyte, Inc.and subsidiary, or the Company, is pioneering the development and manufacture of off-the-shelf, universally implantable, bioengineered human tissues designed to improve the lives of patients and transform the practice of medicine. The Company is leveraging its technology platform to develop proprietary, bioengineered, acellular human tissues for use in the treatment of diseases and conditions across a range of anatomic locations in multiple therapeutic areas.

On August 26, 2021 (the “Closing Date”), Alpha Healthcare Acquisition Corp. (“AHAC”) consummated a merger pursuant to which Hunter Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and wholly owned subsidiary of AHAC, merged with Humacyte, Inc., a Delaware Corporation (“Legacy Humacyte”), with Legacy Humacyte surviving the Merger as a wholly-owned subsidiary of AHAC (such transactions, the “Merger,” and, collectively with the other transactions described in the Merger Agreement (as defined below), the “Reverse Recapitalization”). As a result of the Merger, AHAC was renamed Humacyte, Inc. (“New Humacyte”) and Legacy Humacyte was renamed Humacyte Global, Inc.

Refer to Note 3 — Reverse Recapitalization for further details of the Merger.

Liquidity and Going Concern

Since its inception in 2004, the Company has generated no product revenue and has incurred net losses and negative cash flows from operations in each year. To date, the Company has financed its operations primarily through the sale of equity securities and convertible debt and, to a lesser extent, through governmental and other grants. At December 31, 2020 and September 30, 2021, the Company had an accumulated deficit of $388.1 million and $457.2 million, respectively. The Company’s net losses were $50.3 million and $69.1 million for the nine months ended September 30, 2020 and 2021, respectively. Substantially all of the Company’s net losses resulted from costs incurred in connection with the Company’s research and development programs and from general and administrative costs associated with the Company’s operations. The Company expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future as the Company advances its product candidates.

As of September 30, 2021, the Company had cash and cash equivalents of $240.4 million. Based on the cash and cash equivalents on hand, the Company believes its combined cash and cash equivalents will be sufficient to fund operations, including clinical trial expenses and capital expenditure requirements, for at least 12 months from the issuance date of these interim financial statements.

Impact of COVID-19

The COVID-19 pandemic, which began in December 2019 and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak, including shelter-in-place orders and the mandatory shutdown of certain businesses. The outbreak and government measures taken in response have had a significant impact, both direct and indirect, on the Company’s business, as supply chains have been disrupted, and facilities and production have been suspended. The future progression of the pandemic and its effects on the Company’s business and operations are uncertain. The COVID-19 pandemic may affect the Company’s ability to initiate and complete preclinical studies, delay its clinical trials or future clinical trials, disrupt regulatory activities, or have other adverse effects on its business and operations. The pandemic has already caused significant disruptions in the financial markets, and may continue to cause such disruptions, which could impact the Company’s ability to raise additional funds to support its operations. Moreover, the pandemic has significantly impacted economies worldwide and could result in adverse effects on the Company’s business and operations.

To date, the COVID-19 pandemic has not resulted in material financial impacts or impairment losses in the carrying values of the Company’s assets as a result of the pandemic and the Company is not aware of any specific related event or circumstance that would require it to revise the estimates reflected in these financial statements. The extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including current and future clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19, the actions taken to contain or treat it, and the duration and intensity of the related economic impact of the pandemic.

1. Organization and Description of Business

Organization

Humacyte, Inc., or the Company, is pioneering the development and manufacture of off-the-shelf, universally implantable, bioengineered human tissues to improve the lives of patients and transform the practice of medicine. The Company is leveraging its technology platform to develop proprietary, bioengineered, acellular human tissues for use in the treatment of diseases and conditions across a range of anatomic locations in multiple therapeutic areas.

Liquidity and Going Concern

Since its inception in 2004, the Company has generated no product revenue and has incurred net losses and negative cash flows from operations in each year. To date, the Company has financed its operations primarily through the sale of equity securities and convertible debt and, to a lesser extent, through governmental and other grants. At December 31, 2019 and December 31, 2020, the Company had an accumulated deficit of $321.6 million and $388.1 million, respectively. The Company’s net losses were $85.4 million and $66.5 million for the years ended December 31, 2019 and 2020, respectively. Substantially all of the Company’s net losses resulted from costs incurred in connection with the Company’s research and development programs and from general and administrative costs associated with the Company’s operations. The Company expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future as the Company advances its product candidates.

The Company does not believe its existing cash and cash equivalents will be sufficient to fund its anticipated operating expenses, including clinical trial expenses, and capital expenditure requirements for at least twelve months following the date these financial statements were issued. Until such time, if ever, as the Company is able to successfully develop and commercialize one or more of its product candidates, it expects to fund its operations through the sale of equity, debt, borrowing under credit facilities or through potential collaborations with other companies, other strategic transactions or government contracts and grants. The Company’s future capital requirements will depend on many factors, and adequate capital may not be available to the Company when needed or on acceptable terms. If the Company is unable to raise capital, it could be forced to delay, reduce, suspend or cease its research and development programs or any future commercialization efforts, which would have a negative impact on the Company’s business, prospects, operating results and financial condition. The Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that these financial statements are issued.

The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Impact of COVID-19

The COVID-19 pandemic, which began in December 2019 and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak, including shelter-in-place orders and the mandatory shutdown of certain businesses. The outbreak and government measures taken in response have had a significant impact, both direct and indirect, on the Company’s business, as supply chains have been disrupted, and facilities and production have been suspended. The future progression of the pandemic and its effects on the Company’s business and operations are uncertain. The COVID-19 pandemic may affect the Company’s ability to initiate and complete preclinical studies, delay its clinical trials or future clinical trials, disrupt regulatory activities, or have other adverse effects on its business and operations. The pandemic has already caused significant disruptions in the financial markets, and may continue to cause such disruptions, which could impact the Company’s ability to raise additional funds to support its operations. Moreover, the pandemic has significantly impacted economies worldwide and could result in adverse effects on the Company’s business and operations.

1. Organization and Description of Business (continued)

To date, the COVID-19 pandemic has not resulted in material financial impacts or impairment losses in the carrying values of the Company’s assets as a result of the pandemic and the Company is not aware of any specific related event or circumstance that would require it to revise the estimates reflected in these financial statements. The extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including current and future clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19, the actions taken to contain or treat it, and the duration and intensity of the related economic impact of the pandemic.